FAIR VALUE OF FINANCIAL INSTRUMENTS - Determination of Fair Values Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Determination of fair values
Number of primary sources of information used for determining fair value | item	1
Total number of primary sources of information available for determining fair value | item	3
Minimum percentage of the Company's fixed maturity securities priced by third party pricing services	91.87%
Number of independent non-binding broker quotes obtained per security | item	2
Minimum percentage of underlying collateral guaranteed by third party	97.00%
Percentage of derivatives excluding embedded derivatives that were priced using exchange prices or independent broker quotations	83.90%
Other long-term investments	$ 1,447	$ 1,636
Minimum
Determination of fair values
Number of primary sources of information used for determining fair value | item	1
Maximum
Determination of fair values
Number of primary sources of information used for determining fair value | item	3
Level 3
Determination of fair values
Annuity account balances	$ 2,002	2,306	$ 1,402
Asset-Backed Securities | Level 2
Determination of fair values
Fair value, assets	10,200
Asset-Backed Securities | Level 3
Determination of fair values
Fair value, assets	828
Other asset-backed securities | Level 3
Determination of fair values
Fair value, assets	436	435
Other asset-backed securities | Level 3 | Available-for-sale securities
Determination of fair values
Fair value, assets	735
Other asset-backed securities | Level 3 | Trading securities
Determination of fair values
Fair value, assets	93
Equity securities | Level 2
Determination of fair values
Fair value, assets	155
Federal home loan bank stock	$ 148
Embedded derivative - GLWB | Minimum
Determination of fair values
Mortality rate	88.00%
Embedded derivative - GLWB | Maximum
Determination of fair values
Mortality rate	100.00%
Funds withheld derivative | Level 2
Determination of fair values
Fair value, derivative liability	$ 10
Corporate securities | Level 3
Determination of fair values
Fair value, assets	1,588	1,432
Corporate Bonds And Securities | Level 2
Determination of fair values
Fair value, assets	59,600
Corporate Bonds And Securities | Level 3
Determination of fair values
Fair value, assets	$ 1,600
Actuarial cash flow model | Embedded derivative-FIA | Level 3 | Minimum
Determination of fair values
Mortality rate	88.00%
Actuarial cash flow model | Embedded derivative-FIA | Level 3 | Maximum
Determination of fair values
Mortality rate	100.00%
Actuarial cash flow model | Embedded derivative - IUL | Level 3 | Minimum
Determination of fair values
Mortality rate	43.00%
Actuarial cash flow model | Embedded derivative - IUL | Level 3 | Maximum
Determination of fair values
Mortality rate	110.00%
Variable annuity | Level 3
Determination of fair values
Annuity account balances	$ 63	$ 67	$ 70